DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)							12 Months Ended
	Feb. 16, 2024	Aug. 18, 2023	Nov. 22, 2022	Aug. 03, 2022	Dec. 07, 2021	Nov. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Feb. 20, 2024	Sep. 30, 2023	Aug. 23, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred underwriting commissions						$ 5,999,964
Warrants price per share						$ 11.50	$ 0.01
Transaction costs						$ 9,351,106
Underwriting fees						2,499,985
Sale of stock consideration on transaction, fair value						268,617
Other offering costs						$ 582,540
Ownership interest							50.00%
Business combination tangible assets net							$ 5,000,001
Investment of cash in trust account							$ 2,540,000	$ 2,999,982
Offering price							$ 18.00
Cash							$ 43,509	271,467
Working capital							4,516,047
Capital contribution							2,540,000	$ 2,999,982
Cash							43,509
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits							$ 800,000				$ 160,000
Share price											$ 0.04
Seamless Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination to redeem, percentage							100.00%
Business Combination Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits									$ 80,000
Business Combination Agreement [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits										$ 1,740,000	$ 290,000
Business Combination Agreement [Member] | Seamless Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment of cash in trust account			$ 2,999,982
Business Combination Agreement [Member] | FINTECH Merger Sub-Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred				$ 400,000,000
Common stock, par value				$ 0.0001
Offering price				$ 10.00
Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redeem per shares price							$ 10.15
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redeem per shares price		$ 10.94					12.00
Common stock, par value							0.0001	$ 0.0001
Redeem shares issued		2,176,003
Redeem shares issued, amount		$ 23,800,000
Redeem shares issued, trust amount		$ 81,100,000
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redeem per shares price	$ 11.36
Redeem shares issued	2,661,404
Redeem shares issued, amount	$ 30,260,000
Redeem shares issued, trust amount	53,970,000
Tax payable	$ 100,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redeem per shares price						$ 10.15	10.15
Proceeds from initial public offering						$ 202,998,782
Offering price							$ 10.15
IPO [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contribution					$ 25,100
Notes issued					$ 400,000
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued						19,999,880
Redeem per shares price						$ 10.00
Proceeds from initial public offering						$ 199,998,800
Offering costs						9,351,106
Deferred underwriting commissions						5,999,964
Underwriting fees						2,499,985
Sale of stock consideration on transaction, fair value						268,617
Other offering costs						$ 582,540
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued						2,608,680
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, shares						7,796,842
Warrants price per share						$ 1.00
Proceeds from warrants						$ 7,796,842